Other Receivables and Prepayments, Net (Details Textual) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Discontinued operations [Member]
Other Receivables and Prepayments, Net (Textual)
Bad debts			$ 153,275
Continuing operations [Member]
Other Receivables and Prepayments, Net (Textual)
Recovery of bad debts		$ 41,790	$ 1,899
Bad debts	$ 32,213